RSS-Q3

Quarterly Report
September 30, 2025
MFS®  Research
International Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 3.0%
Babcock International Group PLC	128,062	$2,290,666
MTU Aero Engines Holding AG	16,520	7,581,629
Thales S.A.	19,991	6,257,221
		$16,129,516
Airlines – 0.7%
Ryanair Holdings PLC, ADR	58,371	$3,515,102
Alcoholic Beverages – 1.9%
Davide Campari-Milano N.V.	501,319	$3,160,642
Kirin Holdings Co. Ltd.	194,500	2,850,720
Pernod Ricard S.A.	42,770	4,205,373
		$10,216,735
Apparel Manufacturers – 2.8%
Burberry Group PLC (a)	78,022	$1,231,395
Compagnie Financiere Richemont S.A.	30,689	5,888,571
LVMH Moet Hennessy Louis Vuitton SE	12,531	7,667,520
		$14,787,486
Automotive – 2.3%
Compagnie Generale des Etablissements Michelin	80,383	$2,887,303
DENSO Corp.	70,600	1,019,483
Suzuki Motor Corp.	328,900	4,805,007
Toyota Industries Corp.	31,200	3,510,620
		$12,222,413
Biotechnology – 0.7%
CSL Ltd.	30,047	$3,940,632
Broadcasting – 0.9%
Spotify Technology S.A. (a)	7,067	$4,932,766
Brokerage & Asset Managers – 5.3%
B3 S.A. - Brasil Bolsa Balcao	1,423,700	$3,584,495
Barclays PLC	2,217,125	11,368,971
Euronext N.V.	60,248	9,011,538
London Stock Exchange Group PLC	39,813	4,571,809
		$28,536,813
Business Services – 0.7%
Fujitsu Ltd.	162,300	$3,823,601
Computer Software – 2.2%
Cadence Design Systems, Inc. (a)	15,343	$5,389,382
Constellation Software, Inc.	2,104	5,711,626
SAP SE	3,404	912,584
		$12,013,592
Computer Software - Systems – 3.9%
Amadeus IT Group S.A.	60,439	$4,783,555
Hitachi Ltd.	454,800	12,086,175
Samsung Electronics Co. Ltd.	62,958	3,764,781
		$20,634,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.9%
James Hardie Industries PLC, GDR (a)	146,748	$2,726,656
Sika AG	13,744	3,080,134
Techtronic Industries Co. Ltd.	319,000	4,080,783
		$9,887,573
Consumer Products – 0.7%
Kao Corp.	82,000	$3,576,982
Electrical Equipment – 5.8%
Legrand S.A.	46,937	$7,829,626
Mitsubishi Electric Corp.	300,900	7,737,923
Schneider Electric SE	54,038	15,255,225
		$30,822,774
Electronics – 4.2%
ASML Holding N.V.	8,311	$8,102,912
DISCO Corp.	3,900	1,226,554
Taiwan Semiconductor Manufacturing Co. Ltd.	194,804	8,341,073
Tokyo Electron Ltd.	28,100	5,008,730
		$22,679,269
Energy - Independent – 0.5%
Reliance Industries Ltd.	172,638	$2,652,118
Energy - Integrated – 3.4%
Eni S.p.A.	293,533	$5,123,160
Galp Energia SGPS S.A., “B”	270,629	5,131,509
TotalEnergies SE	128,151	7,819,899
		$18,074,568
Engineering - Construction – 0.6%
Taisei Corp.	46,400	$3,190,912
Food & Beverages – 2.4%
Nestle S.A.	110,356	$10,129,656
Novozymes A.S.	43,306	2,654,471
		$12,784,127
Food & Drug Stores – 0.9%
Alimentation Couche-Tard, Inc.	39,839	$2,125,491
Jeronimo Martins SGPS S.A.	114,474	2,788,696
		$4,914,187
Gaming & Lodging – 1.1%
Aristocrat Leisure Ltd.	47,705	$2,209,016
Sands China Ltd.	506,800	1,413,214
Whitbread PLC	54,417	2,369,017
		$5,991,247
Insurance – 5.8%
AIA Group Ltd.	468,800	$4,497,063
Aon PLC	16,007	5,707,776
Beazley PLC	555,452	6,795,273
Hiscox Ltd.	243,397	4,481,346
Samsung Fire & Marine Insurance Co. Ltd.	6,515	2,096,520
Sompo Holdings, Inc.	108,500	3,356,578
Sony Financial Holdings, Inc. (a)	63,079	69,953

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	12,123	$4,187,890
		$31,192,399
Leisure & Toys – 1.7%
Capcom Co. Ltd.	45,000	$1,224,161
Sony Group Corp.	245,600	7,073,134
Yamaha Corp.	127,600	849,113
		$9,146,408
Machinery & Tools – 4.5%
Atlas Copco AB, “A”	299,769	$5,104,515
Daikin Industries Ltd.	33,100	3,822,889
GEA Group AG	56,970	4,208,754
RB Global, Inc.	37,005	4,008,144
Spirax Group PLC	35,971	3,318,361
Weir Group PLC	100,974	3,733,341
		$24,196,004
Major Banks – 11.5%
ABN AMRO Group N.V., GDR	298,449	$9,548,243
Banco Bradesco S.A., ADR	1,223,895	4,136,765
Bank of Ireland Group PLC	542,317	8,977,266
BNP Paribas S.A.	93,722	8,543,530
Erste Group Bank AG	33,594	3,281,496
Mitsubishi UFJ Financial Group, Inc.	571,200	9,246,731
NatWest Group PLC	1,398,906	9,813,319
UBS Group AG	201,030	8,264,062
		$61,811,412
Medical Equipment – 1.9%
ConvaTec Group PLC	1,111,489	$3,471,726
Qiagen N.V.	94,197	4,183,663
Terumo Corp.	149,700	2,472,983
		$10,128,372
Metals & Mining – 2.2%
Glencore PLC	957,454	$4,424,634
Mitsui & Co. Ltd.	199,500	4,964,398
Rio Tinto PLC	32,653	2,151,838
		$11,540,870
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	484,000	$1,233,953
Natural Gas - Pipeline – 0.3%
APA Group	267,235	$1,570,245
Other Banks & Diversified Financials – 2.2%
HDFC Bank Ltd.	505,531	$5,414,650
Mastercard, Inc., “A”	11,343	6,452,012
		$11,866,662
Pharmaceuticals – 6.8%
Daiichi Sankyo Co. Ltd.	257,800	$5,778,862
Merck KGaA	34,073	4,382,802
Novo Nordisk A.S., “B”	126,843	7,001,190
Roche Holding AG	40,999	13,494,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sanofi	60,822	$5,749,155
		$36,406,061
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	31,037	$4,232,391
Real Estate – 0.3%
LEG Immobilien SE	22,830	$1,814,602
Specialty Chemicals – 4.3%
Akzo Nobel N.V.	28,525	$2,029,482
Croda International PLC	72,753	2,659,179
FUJIFILM Holdings Corp.	20,400	507,776
Linde PLC	21,302	10,118,450
Shin-Etsu Chemical Co. Ltd.	142,100	4,663,159
Symrise AG	34,597	3,014,949
		$22,992,995
Specialty Stores – 1.5%
NEXT PLC	19,001	$3,162,361
Pan Pacific International Holdings Corp.	752,000	4,957,907
		$8,120,268
Telecom - Infrastructure – 0.7%
Cellnex Telecom S.A.	109,103	$3,782,882
Telecom Services – 2.2%
Advanced Info Service Public Co. Ltd.	303,000	$2,720,969
Hellenic Telecommunications Organization S.A.	44,370	839,733
KDDI Corp.	302,800	4,833,211
Koninklijke KPN N.V.	756,138	3,630,584
		$12,024,497
Tobacco – 1.7%
British American Tobacco PLC	166,487	$8,837,660
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	194,000	$1,606,705
E.ON SE	192,230	3,614,390
National Grid PLC	443,879	6,399,225
		$11,620,320
Total Common Stocks		$517,844,925

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	2,868	$0

Mutual Funds (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 4.19% (v)	16,863,376	$16,865,063

Other Assets, Less Liabilities – 0.2%		1,061,614
Net Assets – 100.0%		$535,771,602

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,865,063 and
$517,844,925, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$102,657,562	$—	$—	$102,657,562
United Kingdom	28,585,352	52,494,769	—	81,080,121
France	15,268,759	59,957,631	—	75,226,390
Switzerland	10,129,656	30,726,819	—	40,856,475
United States	31,855,510	—	—	31,855,510
Germany	13,010,621	16,702,752	—	29,713,373
Netherlands	15,810,116	11,733,496	—	27,543,612
Ireland	3,515,102	8,977,266	—	12,492,368
Canada	11,845,261	—	—	11,845,261
Other Countries	73,327,435	31,246,818	—	104,574,253
Investment Companies	16,865,063	—	—	16,865,063
Total	$322,870,437	$211,839,551	$—	$534,709,988
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,631,290	$59,353,416	$56,118,341	$534	$(1,836)	$16,865,063

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$292,612	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2025, are as follows:
Japan	19.2%
United Kingdom	15.1%
France	14.0%
United States	9.3%
Switzerland	7.6%
Germany	5.5%
Netherlands	5.1%
Ireland	2.3%
Canada	2.2%
Other Countries	19.7%